Income Taxes - Summary of Income Tax Benefits Due to the Losses Incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ (57,683)	$ (49,510)
Foreign	45
Total	$ (57,638)	$ (49,510)